OTHER EXPENSES-NET (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ScheduleOfOtherIncomeAndOtherExpenseNet [Line Items]
Foreign exchange (gains)/losses-net	$ 9.3	$ (3.1)	$ (9.7)
Administrative penalty (China)	33.4	0	0
Severance and other costs	2.2	8.0	9.9
Gain on sale of non-strategic intangible asset		(6.5)	0
Legal Fees	7.0	0	0
Other net	(3.4)	6.4	9.7
Other Expenses/(Income)—net	48.5	4.8	9.9
Total operating segments
ScheduleOfOtherIncomeAndOtherExpenseNet [Line Items]
Gain on sale of non-strategic intangible asset	$ 0